Employment cost	12 Months Ended
Dec. 31, 2017
Disclosure of employment cost [Abstract]
Disclosure of share-based payment arrangements [text block]
14.	Employment cost

The group contributes to several defined contribution provident funds. The provident funds are funded on the ‘money accumulative basis’ with the members and company having been fixed in the constitutions of the funds. All the group’s employees, other than those directly employed by West African subsidiary companies, are entitled to be covered by the above mentioned retirement benefit plans. Retirement benefits for employees employed by West African subsidiary companies are provided by the state social security system to which the company and employees contribute a fixed percentage of payroll costs each month.

$000	Dec 31, 2017	Dec 31, 2016	Dec 31, 2015
Total employee benefit cost was as follows:
Short term benefits	75,507	71,453	50,199
Pension contributions	13,665	11,460	5,104
Share-based payments	21,993	23,891	22,943
Total	111,165	106,804	78,246

Share-based payments

Share options, restricted shares and participation in Co-Investment Plan share awards are granted to directors and employees in exchange for services rendered.

Share-based payments – share options

The fair value of employee services received as consideration for share options (equity settled) of the company is calculated using the Black-Scholes option pricing model. Options vest after two, three and four years and lapse after a maximum term of 10 years. No new options were granted during the year and therefore no inputs to the option model, etc. are provided for the current year. 12,477 share options were exercised during 2017 at a weighted average exercise price of $22.19 and at a weighted  average share price of $95.92 on the dates of exercise. No options lapsed during the year.

The following table summarizes the information about the options outstanding, including options that are not yet exercisable:

Range of exercise price ($)	Number of options outstanding	Weighted average remaining contractual life (years)	Weighted average exercise price ($)
At December 31, 2017	2,000	0.39	45.27
	2,000	0.39	45.27
At December 31, 2016
22.19 – 22.19	12,477	0.64	22.19
26.26 – 46.34	2,000	1.39	45.27
	14,477	0.74	25.38
At December 31, 2015
22.19 – 22.19	78,277	1.64	22.19
26.26 – 46.34	31,000	2.80	30.69
56.99 – 56.99	16,000	3.67	56.99
	125,277	2.19	28.74

The following table summarizes information about options that are exercisable as at December 31, 2017, 2016 and 2015:

Range of exercise price ($)	Number of exercisable options	Weighted average exercise price ($)
At December 31, 2017
26.26 – 46.34	2,000	45.27
	2,000	45.27
At December 31, 2016
22.19 – 22.19	12,477	22.19
26.26 – 46.34	2,000	45.27
	14,477	25.38
At December 31, 2015
22.19 – 22.19	78,277	22.19
26.26 – 46.34	31,000	30.69
56.99 – 56.99	16,000	56.99
	125,277	28.74

Share-based payments – restricted shares and participation in Co-Investment Plan

The company operates restricted share schemes for directors and employees, as well as participation in a Co-Investment Plan for directors and senior management.

Restricted shares issued to employees

Restricted shares issued to employees are subject to a satisfactory performance level being achieved during the 12 month period prior to the exercise date of each tranche of shares. The minimum performance level to be achieved is defined as level 3 on the company’s performance management system. All employees to whom restricted shares have been granted are expected to meet this level of performance. The performance period is up to five years where the employee must remain in employment for the shares to vest. There are no market based vesting conditions on the share awards.

The fair value of the restricted shares issued in 2017, 2016 and 2015 are detailed below and the share-based payment charge is charged to profit evenly between the grant and vesting dates. The restriction on the shares (no dividends received during the vesting period) had a minimal impact on the fair value estimate at the grant date. The restricted shares have an exercise price of nil.

The fair value of the restricted shares issued in 2017 was calculated using the Black-Scholes pricing model. The key assumptions used in this model for shares granted during the year ending December 31, 2017 were as follows:

$000	Note	January 2017	August 2017
Quantity of shares issued		149,100	30,000
Fair value of shares issued		$13.6 million	$2.7 million
Performance period		3,4 and 5 years	3,4 and 5 years
Volatility	14.1	37.2%,36.7% and 39.5%	36.9%,35.3% and 36.3%
Risk-free interest rate		1.4%,1.8% and 1.8%	1.5%,1.8% and 1.8%
Dividend yield		1.07%	1.06%
Weighted average share price on grant and valuation date	14.2	$94.94	$93.70

14.1	Volatility is based on the three year historical volatility of the company’s shares on each grant date.
14.2	Weighted average share price for the valuation is calculated taking into account the market price on all grant dates.

In 2016, there were 374,100 awards: 246,800 awards in January 2016 and 127,300 awards in August 2016. The market price at the award dates was $75.2 and $117.6 respectively and vested over three, four and five years in equal tranches. The volatility, risk free rate and dividend yield had no significant impact on fair value but were consistent with those above. The total fair value of the awards was $32.5 million over the vesting periods.

Restricted shares issued to executive directors in 2009 and 2010

The restricted shares issued to executive directors in 2009 and 2010 were subject to directors remaining employed, as well as being subject to a market performance condition, being the company’s relative TSR performance over three years against the HSBC Global Gold Index (since renamed the Euromoney Global Gold Index). This was assessed and had a minimal impact on the fair value estimate at the grant date. The fair value of the restricted shares was based on the share price on the grant date and the share-based payment charge is charged to profit evenly between the grant and vesting dates. The restriction on the shares (no dividends received during the vesting period) had a minimal impact on the fair value estimate at the grant date. The restricted shares have an exercise price of nil.

Restricted share awards granted to executive directors in 2011, 2012, 2013, 2014, 2015, 2016 and 2017

The Restricted Share Scheme for 2011, 2012 and 2013 operates with conditional share awards, where the awards will vest in three equal one-third tranches subject to the fulfilment of performance conditions measured on an annual basis. Shares awarded in 2017, 2016, 2015 and 2014 are subject to one four-year performance period of assessment. If the performance conditions are met, awards vest at the end of each performance period. The 2011, 2012 and 2013 awards are subject to four performance conditions: absolute TSR (market based), EPS growth, additional reserves and absolute reserves. The 2014 awards are subject to three performance conditions: absolute TSR (market based), EPS growth and additional reserves. The 2017, 2016 and 2015 awards are subject to three performance conditions: absolute TSR (market based), total cash cost per ounce and additional reserves. Grant date fair value was calculated using the market-based measure. No dividends are attributable during the vesting period.

The fair value of the restricted shares issued to executive directors in 2017 and 2016 was calculated using a Monte Carlo simulation model. The key assumptions used in this model for shares awarded during the years ending December 31, 2017 and 2016 were as follows:

$000	Note	March 2017	March 2016	March 2015
Quantity of shares issued		49,357	44,664	55,782
Fair value of shares awarded		$1.9 million	$2.2 million	$2.0 million
Performance period		4 years and a 1 year post vesting retention requirement	4 years and a 1 year post vesting retention requirement	4 years and a 1 year post vesting retention requirement
Risk free interest rate		1.90%	1.01%	1.45%
Volatility	14.1	37%	35%	35%
Euromoney Global Gold Index volatility		37%	35%	35%
Correlation used between the Euromoney Global Gold Index and the company TSR		60%	85%	85%
Weighted average share price on grant and valuation date	14.2	$87.41	$88.50	$67.41

14.1       Volatility is based on the three year historical volatility of the company’s shares over the relevant vesting periods.
14.2       Weighted average share price for the valuation is calculated taking into account the market price on all grant dates.

CEO performance shares

At the company’s annual general meeting in 2013, shareholders approved a one-off award of performance shares to the CEO. The vesting of the performance shares is subject to the achievement of the conditions set out in “PART I. Item 6. Directors, Senior Management and Employees. B. Compensation” in the Annual Report on Form 20-F and the CEO continuing to hold office or employment with the company during the period of three years from April 29, 2013, the date of grant of the award of performance shares. The fair value was determined at $4.0 million. The final tranche of the award remained outstanding at year end but was subsequently awarded in March 2018.

Four out of five of the performance conditions have been met by December 31, 2017. The performance condition in respect of one fifth (10,006 shares) was met at a value of $71.54 per share in 2013 and the performance conditions in respect of three fifths (30,018 shares), comprising three tranches each of 10,006 shares, were met at a value of $67.41 per share in 2014. As a result, in aggregate 40,024 shares were transferred to the CEO on April 29, 2016. The shares are restricted from dealing and will only be released when the CEO leaves the service of the company. In the interim the CEO will be entitled to vote over the shares and receive any dividend accrued on those shares at the time the shares are released.

Restricted shares issued to directors and management (excluding Co-Investment Plan)

Movements in the number of restricted shares outstanding and their issue prices are as follows:

	Weighted market price at award date $ 2017	Weighted market price at award date $ 2016	Weighted market price at award date $ 2015	Shares 2017	Shares 2016	Shares 2015	Weighted average remaining contractual life (years) 2017	Weighted average remaining contractual life (years) 2016	Weighted average remaining contractual life (years) 2015
Shares granted to executive directors
At January 1	82.62	80.88	84.54	191,472	189,142	160,655			-
Awarded	87.87	92.75	73.42	49,357	44,664	55,781			-
Vested	-	76.53	76.53	-	(3,882)	(3,882)			-
Lapsed	90.76	86.45	89.08	(26,810)	(38,452)	(23,412)			-
At December 31	82.81	82.62	80.88	214,019	191,472	189,142	1.39	1.74	2.42
Shares awarded to non-executive
Directors									-
At January 1	-	-	76.15	-	-	-			-
Awarded	88.99	99.68	76.15	10,500	13,500	13,500			-
Vested	88.99	99.68	76.15	(10,500)	(13,500)	(13,500)			-
At December 31	-	-	-	-	-	-	-	-	-
Shares awarded to employees
At January 1	82.53	81.36	84.36	1,220,600	1,189,300	1,248,800			-
Awarded	94.73	89.63	75.99	179,100	374,100	286,300			-
Vested	83.28	89.75	89.08	(259,450)	(234,100)	(222,300)			-
Lapsed	80.88	76.57	84.66	(76,950)	(108,700)	(123,500)			-
At December 31	82.85	82.53	81.36	1,063,300	1,220,600	1,189,300	2.45	2.14	2.75

Participation in Co-Investment Plan by executive directors in 2017, 2016 and 2015

An executive director may choose to commit shares, either from his own holding or acquired in the market, into a Co-Investment Plan. The maximum commitment which may be made is 250% of base salary by the CEO and 125% of base salary by the CFO. Committed shares must be retained for three years and may be matched, depending on relative TSR performance over three years against the Euromoney Global Gold Index. If after three years the TSR performance of the company equals or exceeds the performance of the Euromoney Global Gold Index, then the committed shares may be matched on a stepped scale. Refer to “PART I. Item 6. Directors, Senior Management and Employees. B. Compensation” in the Annual Report on Form 20-F for further details. The maximum level of matching is one-for-one. The vesting of the award is dependent on the company’s TSR performance relative to the Euromoney Global Gold Index. Following vesting, matched shares are required to be retained for 12 months.

The fair value of awards made under the Co-Investment Plan in 2017, 2016 and 2015 was calculated using a Monte Carlo simulation model.

The key assumptions used in this model for awards made under the Co-Investment Plan during the years ending December 31, 2017, 2016 and 2015 were as follows:

$000	Note	March 2017	March 2016	March 2015
Quantity of shares committed		61,697	55,830	69,726
Fair value		$2.8 million	$2.3 million	$2.6 million
Performance period		3 years	3 years	3 years
Risk free interest rate		1.66%	1.01%	0.89%
Volatility	14.1	37%	35%	35%
Euromoney Global Gold Index volatility		37%	35%	35%
Correlation used between the Euromoney Global Gold Index and the company TSR		85%	85%	85%
Weighted average share price on grant and valuation date	14.2	$87.41	$88.50	$74.0

14.1       Volatility is based on the three year historical volatility of the company’s shares over the relevant vesting periods.
14.2       Weighted average share price for the valuation is calculated taking into account the market price on all grant dates.

Participation in Co-Investment Plan by senior management in 2017, 2016 and 2015

Senior management had the opportunity to participate in Randgold’s senior management Co-Investment Plan in 2017 and 2016. The maximum commitment which may be made in the Co-Investment Plan is 100% of base salary. Committed shares must be retained for three years and may be matched, depending on the relative TSR performance over three years against the Euromoney Global Gold Index. If after three years the TSR performance of the company equals or exceeds the performance of the Euromoney Global Gold Index, then the committed shares may be matched on a stepped scale. The maximum level of matching is one-for-one. The vesting of the award is dependent on the company’s TSR performance relative to the Euromoney Global Gold Index. 10,841 shares vested during the year and related to the awards made under the Co-Investment Plan in 2013.

The fair value of awards made under the Co-Investment Plan in 2017 and 2016 was calculated using a Monte Carlo simulation model. The key assumptions used in this model for awards made under the Co-Investment Plan during the years ending December 31, 2017 and 2016 were as follows:

$000	Note	March 2017	March 2016	March 2015
Quantity of shares committed		6,845	10,739	20,730
Fair value		$0.3 million	$0.4 million	$0.8 million
Performance period		3 years	3 years	3 years
Risk free interest rate		1.66%	1.01%	0.95%
Volatility	14.1	37%	35%	35%
Euromoney Global Gold Index volatility		37%	35%	35%
Correlation used between the Euromoney Global Gold Index and the company TSR		85%	85%	85%
Weighted average share price on grant and valuation date	14.2	$87.41	$88.50	$73.38

14.1       Volatility is based on the three year historical volatility of the company’s shares over the relevant vesting periods.
14.2       Weighted average share price for the valuation is calculated taking into account the market price on all grant dates.